Document And Entity Information	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 26, 2026, Myomo, Inc. (the "Company") filed a Current Report on Form 8-K (the “Original 8-K”) in order to (i) file under Item 5.02 Amendment No. 3 to the Company's 2018 Stock Option and Incentive Plan, which was inadvertently labeled as Exhibit 3.1, (ii) to file under Item 5.03 an amendment to the Company's Eighth Amended and Restated Certificate of Incorporation, as amended, which was inadvertently labeled as Exhibit 10.1, and (iii) to file under Item 5.07 the voting results from the Company's Annual Meeting of Stockholders, held on June 25, 2026. The Company is filing this Amendment No. 1 on Form 8-K/A in order to properly label Amendment No 3 to the Company's 2018 Stock Option and Incentive plan as Exhibit 10.1, to properly label the amendment to the Company's Eighth Amended and Restated Certificate of Incorporation as Exhibit 3.1, and to add appropriate hyperlinks in Item 9.01. No other changes have been made to the Original 8-K.
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 25, 2026
Entity Registrant Name	MYOMO, INC.
Entity Central Index Key	0001369290
Entity Emerging Growth Company	false
Entity File Number	001-38109
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0944526
Entity Address, Address Line One	45 Blue Sky Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(617)
Local Phone Number	996-9058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MYO
Security Exchange Name	NYSEAMER